UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA Crescent Fund
Institutional Class/FPACX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$113	1.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Institutional Class (“Fund” or “Crescent”) gained 1.05% in the trailing three months 2024 and 13.96% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were -0.99% and 2.41%; and 17.49% and 25.02% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Alphabet is a holding company that owns and operates Google platforms, subscription services, and devices. The stock was a leading contributor for both the fourth quarter of 2024 as well as the full year. The company saw strong revenue growth in its search business and in the cloud division, bolstered by client demand in its artificial intelligence solutions.
Meta Platforms is one of the largest social media companies in the world. Meta shares were the largest contributor to performance during 2024. The company’s revenue and profitability continue to expand as ad impressions increase, though heavy spending on artificial intelligence initiatives remains a focus.
Citigroup, a large US-based money center bank, was also among the largest contributors to performance as markets appeared to embrace possible tailwinds with the new presidential administration, including the potential for accommodative tax policy and less government regulation. Citi reported strong investment banking fee income, but net interest income contracted marginally.
TOP PERFORMANCE DETRACTORS*
Heineken is a global beer business with 150 years of heritage. The company has market-leading positions across the globe. Over the past year, the company’s shares have derated and, as of 12/31/24, trade at 11x earnings. With 55% of revenue coming from faster-growing developing countries, we think Heineken has a good chance to maintain the mid-single-digit growth (revenue and EBITDA) that the company produced in the last decade. We like that that company has a strong balance sheet, meaningful dividend and opportunity to begin share buybacks.
Glencore is a global mining and marketing company with essential positions in commodities of the past (thermal coal) and future (copper, cobalt, nickel, and met coal). Shares have derated on the back of Chinese economic weakness and commodity prices. We think that Glencore's management is the best in the business. The company operates with a strong balance sheet and returns excess capital to shareholders through a variable dividend and share repurchases. As of 12/31/24, the shares trade at 9x free cash flow. (average of past 5 years and estimate for 2025).
Comcast is a leading broadband and media business. The company has been pressured by increased competition in the broadband business and the evolution of the media business. The media side of the company tends to make headlines, but the broadband business is responsible for most of the economics. Competition from fixed wireless and overbuilders has resulted in shrinking subscribers. To date, pricing and the company’s growing wireless offering have allowed the company to continue to grow. We think the business will emerge no worse than an average telecommunications company and currently trades as such.
LG Corp is a Korean conglomerate with exposure to various businesses, ranging from chemicals and cosmetics to the local Coca-Cola bottler, to name those that start with “C.” Despite the multiple operating businesses that introduce some complexity to the investment thesis, the actual structure of the holding company is relatively clean, and the parent company's balance sheet is robust. We continue to find the valuation to be highly asymmetric, with a look through earnings multiple on after-tax earnings that we calculate to be single digit on a look-forward basis, complemented by recent share repurchases and a trailing dividend yield of more than 4%.
*The information provided reflects the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2024, the position sizes for the securities mentioned as a percentage of net assets were: Alphabet (GOOG and GOOGL) (5.4%), Meta Platforms (3.2%), Citigroup (2,9%), Heineken (1.6%), Glencore (1.1%), Comcast (2.5%), and LG (0.7%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. EBITDA is earnings before interest, taxes, depreciation and amortization. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include out performance of any index in its investment objectives.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Institutional Class/FPACX)	13.96%	9.95%	7.85%
MSCI All Country World Index	17.49%	10.06%	9.23%
S&P 500 Index	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	15.04%	8.67%	8.52%
Consumer Price Index (US) CPI	2.90%	4.20%	3.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,493,807,706
Total number of portfolio holdings	132
Total advisory fees paid (net)	$94,104,352
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%
Asset Allocation
Sector Allocation
Material Fund Changes
On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund
Investor Class/FPFRX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of April 30, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)[1]	$82	1.16%[2]
[1]	The Investor Class commenced operations on April 30, 2024. If the Investor Class had been operational for the annual period of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Investor Class (“Fund” or “Crescent”) gained 0.99% in the trailing three months 2024 and 13.85%1 in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were -0.99% and 2.41%; and 17.49% and 25.02% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Alphabet is a holding company that owns and operates Google platforms, subscription services, and devices. The stock was a leading contributor for both the fourth quarter of 2024 as well as the full year. The company saw strong revenue growth in its search business and in the cloud division, bolstered by client demand in its artificial intelligence solutions.
Meta Platforms is one of the largest social media companies in the world. Meta shares were the largest contributor to performance during 2024. The company’s revenue and profitability continue to expand as ad impressions increase, though heavy spending on artificial intelligence initiatives remains a focus.
Citigroup, a large US-based money center bank, was also among the largest contributors to performance as markets appeared to embrace possible tailwinds with the new presidential administration, including the potential for accommodative tax policy and less government regulation. Citi reported strong investment banking fee income, but net interest income contracted marginally.
TOP PERFORMANCE DETRACTORS*
Heineken is a global beer business with 150 years of heritage. The company has market-leading positions across the globe. Over the past year, the company’s shares have derated and, as of 12/31/24, trade at 11x earnings. With 55% of revenue coming from faster-growing developing countries, we think Heineken has a good chance to maintain the mid-single-digit growth (revenue and EBITDA) that the company produced in the last decade. We like that that company has a strong balance sheet, meaningful dividend and opportunity to begin share buybacks.
Glencore is a global mining and marketing company with essential positions in commodities of the past (thermal coal) and future (copper, cobalt, nickel, and met coal). Shares have derated on the back of Chinese economic weakness and commodity prices. We think that Glencore's management is the best in the business. The company operates with a strong balance sheet and returns excess capital to shareholders through a variable dividend and share repurchases. As of 12/31/24, the shares trade at 9x free cash flow. (average of past 5 years and estimate for 2025).
Comcast is a leading broadband and media business. The company has been pressured by increased competition in the broadband business and the evolution of the media business. The media side of the company tends to make headlines, but the broadband business is responsible for most of the economics. Competition from fixed wireless and overbuilders has resulted in shrinking subscribers. To date, pricing and the company’s growing wireless offering have allowed the company to continue to grow. We think the business will emerge no worse than an average telecommunications company and currently trades as such.
LG Corp is a Korean conglomerate with exposure to various businesses, ranging from chemicals and cosmetics to the local Coca-Cola bottler, to name those that start with “C.” Despite the multiple operating businesses that introduce some complexity to the investment thesis, the actual structure of the holding company is relatively clean, and the parent company's balance sheet is robust. We continue to find the valuation to be highly asymmetric, with a look through earnings multiple on after-tax earnings that we calculate to be single digit on a look-forward basis, complemented by recent share repurchases and a trailing dividend yield of more than 4%.
* The information provided reflects the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2024, the position sizes for the securities mentioned as a percentage of net assets were: Alphabet (GOOG and GOOGL) (5.4%), Meta Platforms (3.2%), Citigroup (2,9%), Heineken (1.6%), Glencore (1.1%), Comcast (2.5%), and LG (0.7%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. EBITDA is earnings before interest, taxes, depreciation and amortization. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include out performance of any index in its investment objectives.
1Investor Class commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Investor Class/FPFRX)[1]	13.85%	9.84%	7.74%
MSCI All Country World Index	17.49%	10.06%	9.23%
S&P 500 Index	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	15.04%	8.67%	8.52%
Consumer Price Index (US) CPI	2.90%	4.20%	3.01%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,493,807,706
Total number of portfolio holdings	132
Total advisory fees paid (net)	$94,104,352
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%
Asset Allocation
Sector Allocation
Material Fund Changes
On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund
Supra Institutional Class/FPCSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$107	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Supra Institutional Class (“Fund” or “Crescent”) gained 1.08% in the trailing three months 2024 and 14.06% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were -0.99% and 2.41%; and 17.49% and 25.02% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Alphabet is a holding company that owns and operates Google platforms, subscription services, and devices. The stock was a leading contributor for both the fourth quarter of 2024 as well as the full year. The company saw strong revenue growth in its search business and in the cloud division, bolstered by client demand in its artificial intelligence solutions.
Meta Platforms is one of the largest social media companies in the world. Meta shares were the largest contributor to performance during 2024. The company’s revenue and profitability continue to expand as ad impressions increase, though heavy spending on artificial intelligence initiatives remains a focus.
Citigroup, a large US-based money center bank, was also among the largest contributors to performance as markets appeared to embrace possible tailwinds with the new presidential administration, including the potential for accommodative tax policy and less government regulation. Citi reported strong investment banking fee income, but net interest income contracted marginally.
TOP PERFORMANCE DETRACTORS*
Heineken is a global beer business with 150 years of heritage. The company has market-leading positions across the globe. Over the past year, the company’s shares have derated and, as of 12/31/24, trade at 11x earnings. With 55% of revenue coming from faster-growing developing countries, we think Heineken has a good chance to maintain the mid-single-digit growth (revenue and EBITDA) that the company produced in the last decade. We like that that company has a strong balance sheet, meaningful dividend and opportunity to begin share buybacks.
Glencore is a global mining and marketing company with essential positions in commodities of the past (thermal coal) and future (copper, cobalt, nickel, and met coal). Shares have derated on the back of Chinese economic weakness and commodity prices. We think that Glencore's management is the best in the business. The company operates with a strong balance sheet and returns excess capital to shareholders through a variable dividend and share repurchases. As of 12/31/24, the shares trade at 9x free cash flow. (average of past 5 years and estimate for 2025).
Comcast is a leading broadband and media business. The company has been pressured by increased competition in the broadband business and the evolution of the media business. The media side of the company tends to make headlines, but the broadband business is responsible for most of the economics. Competition from fixed wireless and overbuilders has resulted in shrinking subscribers. To date, pricing and the company’s growing wireless offering have allowed the company to continue to grow. We think the business will emerge no worse than an average telecommunications company and currently trades as such.
LG Corp is a Korean conglomerate with exposure to various businesses, ranging from chemicals and cosmetics to the local Coca-Cola bottler, to name those that start with “C.” Despite the multiple operating businesses that introduce some complexity to the investment thesis, the actual structure of the holding company is relatively clean, and the parent company's balance sheet is robust. We continue to find the valuation to be highly asymmetric, with a look through earnings multiple on after-tax earnings that we calculate to be single digit on a look-forward basis, complemented by recent share repurchases and a trailing dividend yield of more than 4%.
*The information provided reflects the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2024, the position sizes for the securities mentioned as a percentage of net assets were: Alphabet (GOOG and GOOGL) (5.4%), Meta Platforms (3.2%), Citigroup (2,9%), Heineken (1.6%), Glencore (1.1%), Comcast (2.5%), and LG (0.7%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. EBITDA is earnings before interest, taxes, depreciation and amortization. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include out performance of any index in its investment objectives.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Crescent Fund (Supra Institutional Class/FPCSX)	14.06%	12.34%
MSCI All Country World Index	17.49%	11.05%
S&P 500 Index	25.02%	15.05%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	15.04%	8.19%
Consumer Price Index (US) CPI	2.90%	4.79%
1	Supra Institutional Class commenced operations on September 4, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,493,807,706
Total number of portfolio holdings	132
Total advisory fees paid (net)	$94,104,352
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%
Asset Allocation
Sector Allocation
Material Fund Changes
On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

FPA Flexible Fixed Income Fund
Advisor Class/FFIAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$62	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending December 31, 2024, the FPA Flexible Fixed Income Fund’s Advisor Class (“Fund”) net return was 5.16%, which includes reinvestment of all distributions.
Believing that inflation was still on a path toward its 2% target, the Federal Reserve cut the Fed Funds rate by 25 bps in November. However, per commentary from Federal Reserve Chairman Jerome Powell, subsequent inflation data points were “sideways”, not indicating a clear downward trend in inflation. Moreover, the outcome of the presidential election in November introduced greater uncertainty into the trajectory of the economy via potential policy changes (tax cuts, tariffs, immigration, etc.) and possibly greater federal indebtedness. While the Fed cut the Fed Funds rate by 25 bps again in December, the Fed also acknowledged the greater uncertainty surrounding inflation and the economy and left open the possibility that future rate cuts might appear more slowly, or not at all. As Powell described it, “it’s kind of commonsense thinking that when the path is uncertain you go a little bit slower. It’s not unlike driving on a foggy night or walking into a dark room full of furniture. You just slow down.”1 The net result of Fed policy, economic data and the election is that the bond market recalibrated its expectations for the future path of interest rates. Whereas in September 2024 the market expected approximately seven 25 bps rate cuts in 2025, as of December those expectations had been reduced to less than two cuts in 2025. After decreasing for much of the year, Treasury yields for maturities beyond one year increased by 60-83 bps in the fourth quarter. For the full year, two-year Treasury yields were one basis point lower while three-year and longer maturity yields were 26-75 bps higher.2 Spreads continued their yearlong decline into the fourth quarter. We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk. On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
TOP PERFORMANCE CONTRIBUTORS3
Notable drivers of performance
Collateralized loan obligations (CLOs) backed by corporate loans
- Coupon payments
- Price appreciation driven by lower spreads
Asset-backed securities (ABS) backed by equipment
- Coupon payments
- Price appreciation driven by lower spreads
Corporate holdings
- Coupon payments
- Corporate loans and bonds benefited from higher prices driven by lower spreads
- Common stock holdings also contributed to returns via price appreciation and dividends4
TOP PERFORMANCE DETRACTORS3
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
- Not applicable
1Source: Federal Reserve Board; https://www.federalreserve.gov/mediacenter/files/FOMCpresconf20241218.pdf
2Source: Bloomberg
3This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
4Common stock represented 0.19% of the portfolio, on average, during the year.
Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	5.16%	3.17%
Bloomberg U.S. Universal Bond Index	2.04%	-1.28%
CPI + 200	4.98%	6.99%
1	Advisor Class commenced operations on April 16, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,315,139,159
Total number of portfolio holdings	357
Total advisory fees paid (net)	$5,034,566
Portfolio turnover rate as of the end of the reporting period	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.2%
U.S. Treasury Note, 4.375%, 12/31/2029	6.4%
U.S. Treasury Note, 4.125%, 11/30/2029	3.0%
U.S. Treasury Note, 4.125%, 10/31/2029	1.5%
Fannie Mae Pool, 1.000%, 3/1/2037	1.2%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
U.S. Treasury Note, 3.500%, 9/30/2029	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.9%
Federal Home Loan Mortgage Corp., Series K754, Class A2, 4.940%, 11/25/2030	0.9%
U.S. Treasury Note, 4.625%, 9/30/2030	0.8%
Asset Allocation
Sector Allocation
Material Fund Changes
On May 1, 2024, the contractual expense limit was changed to 0.604% from 0.60% for the one-year period ending April 30, 2025. On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund
Institutional Class/FPFIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$56	0.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending December 31, 2024, the FPA Flexible Fixed Income Fund’s Institutional Class (“Fund”) net return was 5.29%, which includes reinvestment of all distributions.
Believing that inflation was still on a path toward its 2% target, the Federal Reserve cut the Fed Funds rate by 25 bps in November. However, per commentary from Federal Reserve Chairman Jerome Powell, subsequent inflation data points were “sideways”, not indicating a clear downward trend in inflation. Moreover, the outcome of the presidential election in November introduced greater uncertainty into the trajectory of the economy via potential policy changes (tax cuts, tariffs, immigration, etc.) and possibly greater federal indebtedness. While the Fed cut the Fed Funds rate by 25 bps again in December, the Fed also acknowledged the greater uncertainty surrounding inflation and the economy and left open the possibility that future rate cuts might appear more slowly, or not at all. As Powell described it, “it’s kind of commonsense thinking that when the path is uncertain you go a little bit slower. It’s not unlike driving on a foggy night or walking into a dark room full of furniture. You just slow down.”1 The net result of Fed policy, economic data and the election is that the bond market recalibrated its expectations for the future path of interest rates. Whereas in September 2024 the market expected approximately seven 25 bps rate cuts in 2025, as of December those expectations had been reduced to less than two cuts in 2025. After decreasing for much of the year, Treasury yields for maturities beyond one year increased by 60-83 bps in the fourth quarter. For the full year, two-year Treasury yields were one basis point lower while three-year and longer maturity yields were 26-75 bps higher.2 Spreads continued their yearlong decline into the fourth quarter. We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk. On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
TOP PERFORMANCE CONTRIBUTORS3
Notable drivers of performance
Collateralized loan obligations (CLOs) backed by corporate loans
- Coupon payments
- Price appreciation driven by lower spreads
Asset-backed securities (ABS) backed by equipment
- Coupon payments
- Price appreciation driven by lower spreads
Corporate holdings
- Coupon payments
- Corporate loans and bonds benefited from higher prices driven by lower spreads
- Common stock holdings also contributed to returns via price appreciation and dividends4
TOP PERFORMANCE DETRACTORS3
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
- Not applicable
1Source: Federal Reserve Board; https://www.federalreserve.gov/mediacenter/files/FOMCpresconf20241218.pdf
2Source: Bloomberg
3This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
4Common stock represented 0.19% of the portfolio, on average, during the year.
Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	5.29%	3.52%	3.56%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.54%
CPI + 200	4.98%	6.30%	5.98%
1	Institutional Class commenced operations on December 31, 2018.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,315,139,159
Total number of portfolio holdings	357
Total advisory fees paid (net)	$5,034,566
Portfolio turnover rate as of the end of the reporting period	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.2%
U.S. Treasury Note, 4.375%, 12/31/2029	6.4%
U.S. Treasury Note, 4.125%, 11/30/2029	3.0%
U.S. Treasury Note, 4.125%, 10/31/2029	1.5%
Fannie Mae Pool, 1.000%, 3/1/2037	1.2%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
U.S. Treasury Note, 3.500%, 9/30/2029	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.9%
Federal Home Loan Mortgage Corp., Series K754, Class A2, 4.940%, 11/25/2030	0.9%
U.S. Treasury Note, 4.625%, 9/30/2030	0.8%
Asset Allocation
Sector Allocation
Material Fund Changes
On May 1, 2024, the contractual expense limit was changed to 0.554% from 0.55% for the one-year period ending April 30, 2025. On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-638-3060.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Sandra Brown, who is a member of the Registrant’s Audit Committee and Board of Trustees, is an “audit committee financial expert” and is “independent” as those terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FPA Crescent Fund & FPA Flexible Fixed Income Fund	FYE 12/31/2024	FYE 12/31/2023
(a)	Audit Fees	$27,000	$25,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,000	$5,000
(d)	All Other Fees	N/A	$714

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FPA Crescent Fund & FPA Flexible Fixed Income Fund	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	FPA Crescent Fund & FPA Flexible Fixed Income Fund	FYE 12/31/2024	FYE 12/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

FPA Crescent Fund

(Institutional Class: FPACX)

(Investor Class: FPFRX)

(Supra Institutional Class: FPCSX)

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

FPA Crescent Fund

A series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Crescent Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES — 4.6%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	NON-AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.555%, 9/10/2035(a),(b)	$12,410,370
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,375,502)	12,410,370
	CONVERTIBLE BONDS — 1.7%
	Delivery Hero AG
86,200,000	1.000%, 1/23/2027	81,668,384
1,600,000	1.500%, 1/15/2028	1,442,044
46,000,000	3.250%, 2/21/2030	47,012,629
	Wayfair, Inc.
41,668,000	0.625%, 10/1/2025	39,951,278
4,278,000	1.000%, 8/15/2026	3,954,583
	TOTAL CONVERTIBLE BONDS
	(Cost $166,504,754)	174,028,918
	CORPORATE BANK DEBT — 0.2%
	Cornerstone OnDemand, Inc.
2,512,862	8.340% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(c),(d)	2,200,337
	Lealand Finance Company B.V. Senior Exit LC
26,423,879	3.500%, 6/30/2027(b),(c),(d),(e),(f),(g),(h)	(11,890,745)
	Lealand Reficar LC Term Loan
529,985	12.365% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(g),(i)	344,490
	McDermott LC
31,488,546	4.000%, 6/30/2027(b),(c),(d),(e),(f),(g)	17,318,701
	McDermott Technology Americas, Inc.
1,074,221	7.472% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(c),(d),(e)	531,739
39,380,822	8.471% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(g),(i)	13,783,288
	Vision Solutions, Inc.
2,512,568	8.847% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(c),(d)	2,468,598
	TOTAL CORPORATE BANK DEBT
	(Cost $75,562,825)	24,756,408
	CORPORATE BONDS — 0.4%
	FINANCIALS — 0.4%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	18,240,680
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	2,468,305
	Vornado Realty LP
8,815,000	3.500%, 1/15/2025	8,791,167

1

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$8,623,000	2.150%, 6/1/2026	$8,191,850
		37,692,002
	TOTAL CORPORATE BONDS
	(Cost $34,274,705)	37,692,002
	U.S. TREASURY NOTES & BONDS — 2.2%
	U.S. Treasury Note
231,000,000	5.000%, 8/31/2025	232,083,367
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $231,143,862)	232,083,367
	TOTAL BONDS & DEBENTURES
	(Cost $518,861,648)	480,971,065

Number
of Shares
	CLOSED-END FUNDS — 0.1%
4,756,180	Altegrity, Inc.(d),(g)	5,850,101
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,850,101
	COMMON STOCKS — 60.0%
	AEROSPACE & DEFENSE — 2.0%
479,090	Howmet Aerospace, Inc.	52,398,073
724,451	Safran S.A.	159,163,101
		211,561,174
	APPAREL & TEXTILE PRODUCTS — 0.9%
617,794	Cie Financiere Richemont S.A. - Class A	93,451,144
	ASSET MANAGEMENT — 1.3%
408,466	LPL Financial Holdings, Inc.	133,368,234
457,176	Pershing Square Tontine Holdings Ltd.(d),(g)	—
		133,368,234
	BANKING — 4.6%
4,375,618	Citigroup, Inc.	307,999,751
2,477,499	Wells Fargo & Co.	174,019,530
		482,019,281
	BEVERAGES — 3.2%
2,745,086	Heineken Holding N.V.	164,494,743
5,836,081	JDE Peet's N.V.	99,927,925
585,709	Pernod Ricard S.A.	66,130,393
		330,553,061
	CABLE & SATELLITE — 3.8%
393,387	Charter Communications, Inc. - Class A*	134,841,262

2

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number
of Shares		Value
	COMMON STOCKS (Continued)
	CABLE & SATELLITE (Continued)
7,087,694	Comcast Corp. - Class A	$266,001,156
		400,842,418
	CHEMICALS — 2.1%
2,596,396	International Flavors & Fragrances, Inc.	219,525,282
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,637,209	Eurofins Scientific S.E.	83,624,172
	CONSTRUCTION MATERIALS — 2.8%
3,105,190	Holcim AG*	298,966,571
	E-COMMERCE DISCRETIONARY — 2.1%
991,344	Amazon.com, Inc.*	217,490,960
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	14,543,928
	ELECTRICAL EQUIPMENT — 2.4%
1,742,366	TE Connectivity Ltd.	249,106,067
	ENGINEERING & CONSTRUCTION — 0.7%
356,485,315	McDermott International, Ltd.*,(d),(e),(g)	17,824,266
694,573	Samsung C&T Corp.	53,669,078
		71,493,344
	ENTERTAINMENT CONTENT — 0.6%
33,130	Epic Games, Inc.(d),(g)	8,812,580
3,917,437	Nexon Co., Ltd.	58,273,315
		67,085,895
	FOOD — 0.3%
482,504	Orion Corp.	33,329,618
	HEALTH CARE FACILITIES & SVCS — 0.6%
289,998	ICON PLC*	60,815,481
	HOME CONSTRUCTION — 0.1%
162,638	Fortune Brands Innovations, Inc.	11,113,054
	INSTITUTIONAL FINANCIAL SVCS — 1.8%
2,470,929	Jefferies Financial Group, Inc.	193,720,834
	INSURANCE — 1.8%
533,117	Aon PLC - Class A	191,474,302
	INTERNET MEDIA & SERVICES — 10.4%
1,864,432	Alphabet, Inc. - Class A	352,936,978
1,139,840	Alphabet, Inc. - Class C	217,071,130
551,839	Delivery Hero S.E.*	15,502,251
578,505	Meta Platforms, Inc. - Class A	338,720,462
2,882,508	Prosus N.V.*	114,506,093
784,070	Uber Technologies, Inc.*	47,295,102
		1,086,032,016

3

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number
of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE FACILITIES & SERVICES — 1.6%
362,118	Marriott International, Inc. - Class A	$101,009,195
343,286	Vail Resorts, Inc.	64,348,961
		165,358,156
	MEDICAL EQUIPMENT & DEVICES — 0.5%
152,000	Bio-Rad Laboratories, Inc.*	49,933,520
	METALS & MINING — 1.1%
25,011,010	Glencore PLC*	110,652,115
55,123	MAC Copper, Ltd. - Class A*	585,406
		111,237,521
	OIL & GAS PRODUCERS — 1.8%
301,358	Gulfport Energy Corp.*	55,510,144
4,849,761	Kinder Morgan, Inc.	132,883,451
		188,393,595
	OTHER COMMON STOCK — 0.5%
—	Other Common Stock(k)	54,581,352
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
2,098,628	Swire Pacific Ltd. - Class A	19,036,186
	REIT — 1.3%
4,120,722	Douglas Emmett, Inc.	76,480,600
1,546,316	Vornado Realty Trust	65,007,125
		141,487,725
	RETAIL - DISCRETIONARY — 2.3%
1,521,148	CarMax, Inc.*	124,369,060
699,096	Ferguson Enterprises, Inc.	121,342,093
		245,711,153
	SEMICONDUCTORS — 4.3%
1,388,622	Analog Devices, Inc.	295,026,630
236,424	Broadcom, Inc.	54,812,540
503,846	NXP Semiconductors N.V.	104,724,391
		454,563,561
	TECHNOLOGY HARDWARE — 2.5%
418,505	Dell Technologies, Inc. - Class C	48,228,516
1,845,291	NCR Atleos Corp.*	62,592,271
2,751,836	NCR Voyix Corp.*	38,085,410
1,921,580	Nintendo Co., Ltd.	111,916,269
		260,822,466
	TECHNOLOGY SERVICES — 0.7%
1,463,180	LG Corp.	70,895,925
	TELECOMMUNICATIONS — 0.2%
933,511	EchoStar Corp. - Class A*	21,377,402

4

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number
of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION EQUIPMENT — 0.6%
310,550	Westinghouse Air Brake Technologies Corp.	$58,877,174
	TOTAL COMMON STOCKS
	(Cost $3,572,645,581)	6,292,392,572
	LIMITED PARTNERSHIPS — 3.0%
150,000	Footpath Ventures SPV IV LP(d),(l)	12,532,243
2,073,734	FPS Holdco LLC(d),(e),(g)	251,127,867
107,799	FPS Shelby Holdco I LLC(d),(e),(g)	8,876,467
22,500,000	Jett Texas LLC(d),(l)	22,500,000
1,146,250	Sound Holding FP(d),(e),(g)	21,949,607
120,000	U.S. Farming Realty Trust II LP(d),(e),(g)	446,134
	TOTAL LIMITED PARTNERSHIPS
	(Cost $182,007,891)	317,432,318
	PREFERRED STOCKS — 0.0%
	ENERGY — 0.0%
1,345	Gulfport Energy Corp., 10.000%, (g)	1,395,231
	TOTAL PREFERRED STOCKS
	(Cost $1,271,542)	1,395,231
	WARRANTS (SPAC) — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(g)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(g)	—
70,911	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(g)	—
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(g)	—
	TOTAL WARRANTS (SPAC)
	(Cost $236,286)	—
	SHORT-TERM INVESTMENTS — 32.0%

Principal
Amount
	COMMERCIAL PAPER — 12.1%
250,000,000	Alphabet, Inc., 4.32%, 1/6/2025	249,850,000
125,000,000	Alphabet, Inc., 4.33%, 1/10/2025	124,864,688
30,000,000	Chevron Corp., 4.47%, 1/8/2025	29,973,925
25,000,000	Chevron Corp., 4.53%, 1/27/2025	24,918,208
75,000,000	Chevron Corp., 4.39%, 2/7/2025	74,661,604
59,000,000	Chevron Corp., 4.44%, 3/14/2025	58,476,080
72,650,000	Cisco Systems, Inc., 4.55%, 1/6/2025	72,603,585
100,000,000	Cisco Systems, Inc., 4.50%, 3/25/2025	98,962,500
135,000,000	Cisco Systems, Inc., 4.45%, 4/7/2025	133,398,000
100,000,000	Kenvue, Inc., 4.50%, 1/27/2025	99,671,389
75,000,000	Nestle Capital, 4.58%, 1/10/2025	74,915,625
42,000,000	Nestle Capital, 4.91%, 1/24/2025	41,877,103
30,000,000	PepsiCo., Inc., 4.47%, 1/17/2025	29,934,533
28,000,000	PepsiCo., Inc., 4.84%, 2/12/2025	27,853,980

5

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	COMMERCIAL PAPER (Continued)
40,000,000	PepsiCo., Inc., 4.46%, 2/14/2025	$39,763,378
30,000,000	PepsiCo., Inc., 4.72%, 2/21/2025	29,810,450
49,000,000	Toyota Motor Co., 4.49%, 2/6/2025	48,768,720
11,854,000	Walt Disney, 4.55%, 1/24/2025	11,819,996
		1,272,123,764
	TREASURY BILLS — 19.9%
70,500,000	U.S. Treasury Bill, 4.69%, 1/2/2025(m)	70,490,941
122,500,000	U.S. Treasury Bill, 4.47%, 1/7/2025(m)	122,409,975
101,500,000	U.S. Treasury Bill, 4.25%, 1/9/2025(m)	101,398,642
102,000,000	U.S. Treasury Bill, 4.49%, 1/14/2025(m)	101,837,226
108,500,000	U.S. Treasury Bill, 4.57%, 1/16/2025(m)	108,296,664
100,000,000	U.S. Treasury Bill, 4.48%, 1/21/2025(m)	99,754,920
81,000,000	U.S. Treasury Bill, 4.61%, 1/23/2025(m)	80,775,594
70,000,000	U.S. Treasury Bill, 4.48%, 1/28/2025(m)	69,768,947
49,000,000	U.S. Treasury Bill, 4.48%, 1/30/2025(m)	48,826,176
73,000,000	U.S. Treasury Bill, 4.45%, 2/4/2025(m)	72,698,713
73,000,000	U.S. Treasury Bill, 4.45%, 2/11/2025(m)	72,637,099
42,000,000	U.S. Treasury Bill, 4.48%, 2/13/2025(m)	41,779,613
65,000,000	U.S. Treasury Bill, 4.43%, 2/18/2025(m)	64,623,650
99,000,000	U.S. Treasury Bill, 4.38%, 2/20/2025(m)	98,409,947
91,000,000	U.S. Treasury Bill, 4.31%, 2/25/2025(m)	90,412,840
68,000,000	U.S. Treasury Bill, 4.36%, 2/27/2025(m)	67,539,950
84,000,000	U.S. Treasury Bill, 4.33%, 3/4/2025(m)	83,408,758
74,000,000	U.S. Treasury Bill, 4.32%, 3/6/2025(m)	73,458,860
104,000,000	U.S. Treasury Bill, 4.31%, 3/13/2025(m)	103,154,730
100,000,000	U.S. Treasury Bill, 4.32%, 3/20/2025(m)	99,102,730
50,000,000	U.S. Treasury Bill, 4.30%, 3/27/2025(m)	49,510,885
81,000,000	U.S. Treasury Bill, 4.27%, 4/3/2025(m)	80,135,973
72,000,000	U.S. Treasury Bill, 4.27%, 4/10/2025(m)	71,184,658
64,000,000	U.S. Treasury Bill, 4.27%, 4/17/2025(m)	63,223,859
62,000,000	U.S. Treasury Bill, 4.28%, 4/24/2025(m)	61,200,491
79,000,000	U.S. Treasury Bill, 4.25%, 5/1/2025(m)	77,918,261
15,000,000	U.S. Treasury Bill, 4.22%, 5/15/2025(m)	14,770,572
		2,088,730,674
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,360,739,649)	3,360,854,438

	TOTAL INVESTMENTS — 99.7%
	(Cost $7,635,762,597)	10,458,895,725

	Other Assets in Excess of Liabilities — 0.3%	34,911,981
	TOTAL NET ASSETS — 100.0%	$10,493,807,706

6

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number
of Shares		Value
	SECURITIES SOLD SHORT — (0.0)%
	EXCHANGE-TRADED FUNDS — (0.0)%
(8,951)	SPDR S&P 500 ETF Trust	$(5,246,002)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $5,432,153)	(5,246,002)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $5,432,153)	$(5,246,002)

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,410,370, which represents 0.12% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	Restricted securities. These restricted securities constituted 3.57% of total net assets at December 31, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(e)	Affiliated company.
(f)	As of December 31, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 10 of the Notes to Financial Statements for further information on these commitments and contingencies.
(g)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

7

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Total Return Swaps

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	3,585,169	$(1,102,148)	—	$(1,102,148)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	7/14/2025	USD	24,524,164	(8,298,332)	—	(8,298,332)
Trulieve Cannabis Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	6,289,423	(1,815,699)	—	(1,815,699)
Verano Holdings Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	7,451,604	(3,325,701)	—	(3,325,701)
							$(14,541,880)	—	$(14,541,880)

8

FPA Crescent Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024

Assets:
Investments, at value (cost $7,364,298,267)	$10,138,583,911
Investments in affiliates, at value (cost $271,464,330)	320,311,814
Cash	507,236
Deposits held at broker	37,154,890
Receivables:
Investment securities sold	5,811,984
Fund shares sold	4,189,061
Dividends and interest	10,824,801
Reclaims receivable	7,961,156
Prepaid expenses	193,418
Total assets	10,525,538,271

Liabilities:
Securities sold short, at value (proceeds $5,432,153)	5,246,002
Foreign currency due to custodian, at value (cost $139)	138
Payables:
Investment securities purchased	526,580
Fund shares redeemed	2,053,765
Unrealized depreciation on open swap contracts	14,541,880
Advisory fees	8,377,090
Shareholder servicing fees (Note 8)	244,851
Fund services fees	123,531
Administrative service fees	448,217
Shareholder reporting fees	39,195
Legal fees	38,517
Trustees' deferred compensation (Note 3)	25,289
Dividends on securities sold short	17,594
Auditing fees	15,000
Trustees' fees and expenses	4,640
Chief Compliance Officer fees	3,541
Accrued other expenses	24,735
Total liabilities	31,730,565
Commitments and contingencies (Note 10)
Net Assets	$10,493,807,706

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$7,579,738,291
Total distributable earnings (accumulated deficit)	2,914,069,415
Net Assets	$10,493,807,706

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$6,158,722
Shares of beneficial interest issued and outstanding	153,224
Redemption price per share	40.19

Institutional Class Shares:
Net assets applicable to shares outstanding	$6,896,876,091
Shares of beneficial interest issued and outstanding	171,546,360
Redemption price per share	40.20

Supra Institutional Class Shares:
Net assets applicable to shares outstanding	$3,590,772,893
Shares of beneficial interest issued and outstanding	89,216,977
Redemption price per share	$40.25

See accompanying Notes to Financial Statements.

9

FPA Crescent Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Investment income:
Interest(net of foreign withholding taxes of $144,877)	$193,084,759
Dividends (net of foreign withholding taxes of $3,215,454)	105,793,721
Dividends from affiliated issuers	25,875,100
Interest from affiliated issuers	19,875,762
Total investment income	344,629,342

Expenses:
Advisory fees	96,008,671
Shareholder servicing fees - Investor Class (Note 8)	2,575
Shareholder servicing fees - Institutional Class (Note 8)	2,870,293
Shareholder servicing fees - Supra Institutional Class (Note 8)	1,960,328
Fund services fees	1,419,305
Administrative service fees – Investor Class	721
Administrative service fees – Institutional Class	4,840,660
Administrative service fees – Supra Institutional Class	340,371
Redemption liquidity service	284,020
Dividends on securities sold short	266,590
Trustees' fees and expenses	233,344
Shareholder reporting fees	181,143
Insurance fees	142,276
Miscellaneous	94,207
Registration fees	85,491
Tax fees	61,267
Legal fees	59,229
Chief Compliance Officer fees	10,929
Auditing fees	7,582
Interest expense	6,653
Total expenses	108,875,655
Advisory fees waived	(1,904,319)
Net expenses	106,971,336
Net investment income (loss)	237,658,006

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	523,402,331
Investments in affiliated issuers	2,100,147
In-kind redemptions	148,284,363
Securities sold short	12,890,487
Swap contracts	9,635,532
Foreign currency transactions	(227,852)
Total realized gain (loss)	696,085,008
Net change in unrealized appreciation (depreciation) on:
Investments	382,922,123
Investments in affiliated issuers	48,671,517
Securities sold short	186,151
Swap contracts	(22,879,871)
Foreign currency translations	(569,551)
Net change in unrealized appreciation (depreciation)	408,330,369
Net realized and unrealized gain (loss)	1,104,415,377

Net Increase (Decrease) in Net Assets from Operations	$1,342,073,383

See accompanying Notes to Financial Statements.

10

FPA Crescent Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$237,658,006	$177,766,426
Total realized gain (loss) on investments, Investments in affiliated issuers - realized, purchased options contracts, securities sold short, Swap contracts - realized, Forward foreign currency contracts - realized and foreign currency transactions	696,085,008	615,944,348
Net change in unrealized appreciation (depreciation) on investments, Investments in affiliated issuers - unrealized, purchased options contracts, securities sold short, Swap contracts - unrealized, Forward foreign currency contracts - unrealized and foreign currency translations	408,330,369	893,410,154
Net increase (decrease) in net assets resulting from operations	1,342,073,383	1,687,120,928

Distributions to Shareholders:
Distributions:
Investor Class	(362,286)[1]	-
Institutional Class	(613,259,813)	(258,315,563)
Supra Institutional Class	(317,440,683)	(97,960,009)
Total distributions to shareholders	(931,062,782)	(356,275,572)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,231,016 [1]	-
Institutional Class	720,419,100	775,927,534
Supra Institutional Class	1,099,107,496	574,819,089
Reinvestment of distributions:
Investor Class	362,286 [1]	-
Institutional Class	510,800,548	218,121,504
Supra Institutional Class	285,821,922	88,452,433
Cost of shares redeemed:
Investor Class	(1,080,782)[1]	-
Institutional Class	(1,633,167,326)	(1,260,797,159)
Supra Institutional Class	(609,534,340)	(585,048,552)
Net increase (decrease) in net assets from capital transactions	379,959,920	(188,525,151)

Total increase (decrease) in net assets	790,970,521	1,142,320,205

Net Assets:
Beginning of period	9,702,837,185	8,560,516,980
End of period	$10,493,807,706	$9,702,837,185

Capital Share Transactions:
Shares sold:
Investor Class	169,840 [1]	-
Institutional Class	17,713,291	21,181,241
Supra Institutional Class	27,222,535	15,702,900
Shares reinvested:
Investor Class	9,075 [1]	-
Institutional Class	12,722,319	5,730,291
Supra Institutional Class	7,112,264	2,322,849
Shares redeemed:
Investor Class	(25,691)[1]	-
Institutional Class	(40,319,922)	(34,480,860)
Supra Institutional Class	(14,805,338)	(16,077,091)
Net increase (decrease) in capital share transactions	9,798,373	(5,620,670)

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to December 31, 2024.

See accompanying Notes to Financial Statements.

11

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
December 31,
2024[1]
Net asset value, beginning of period	$40.13
Income from Investment Operations:
Net investment income (loss)[2]	0.71
Net realized and unrealized gain	3.11
Total from investment operations	3.82

Less Distributions:
From net investment income	(1.27)
From net realized gain	(2.49)
Total distributions	(3.76)
Net asset value, end of period	$40.19

Total return[3]	9.71%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,159

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%[5,6]
After fees waived and expenses absorbed	1.16%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.38%[5]
After fees waived and expenses absorbed	2.50%[5]

Portfolio turnover rate	10%[5]

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to December 31, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.

See accompanying Notes to Financial Statements.

12

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Year Ended
	December 31,
	2024	2023	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$38.63	$33.34	$37.01	$35.97	$33.83
Income from Investment Operations:
Net investment income (loss)[2]	0.94	0.70	0.17	- [3]	0.18
Net realized and unrealized gain (loss)	4.37	6.03	(3.58)	5.34	3.69
Total from investment operations	5.31	6.73	(3.41)	5.34	3.87

Less Distributions:
From net investment income	(1.25)	(0.05)	(0.02)	(0.29)	(0.11)
From net realized gain	(2.49)	(1.39)	(0.24)	(4.01)	(1.62)
Total distributions	(3.74)	(1.44)	(0.26)	(4.30)	(1.73)

Redemption fee proceeds[3]	-	-	-	-	-
Net asset value, end of period	$40.20	$38.63	$33.34	$37.01	$35.97

Total return[4]	13.96%	20.27%	(9.20)%	15.17%	12.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,896,876	$7,009,178	$6,301,530	$8,394,402	$8,903,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.07%[5]	1.08%	1.09%[6]	1.17%[7]	1.15%[7]
After fees waived and expenses absorbed	1.06%[5]	1.05%	1.06%[6]	1.14%[7]	1.13%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.26%	1.89%	0.46%	(0.03)%	0.54%
After fees waived and expenses absorbed	2.27%	1.92%	0.50%	0.01%	0.56%

Portfolio turnover rate	10%	14%	20%	20%	29%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.
[6]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[7]	For the years ended December 31, 2021 and December 31, 2020, the expense ratio includes short sale dividend expense equal to 0.09% and 0.07% of average net assets, respectively.

See accompanying Notes to Financial Statements.

13

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Supra Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31,
	2024	2023	2022[1]	2021[1]	2020[1,2]
Net asset value, beginning of period	$38.65	$33.35	$37.01	$35.98	$31.96
Income from Investment Operations:
Net investment income (loss)[3]	0.96	0.72	0.22	0.02	0.01
Net realized and unrealized gain (loss)	4.39	6.03	(3.61)	5.33	4.81
Total from investment operations	5.35	6.75	(3.39)	5.35	4.82

Less Distributions:
From net investment income	(1.26)	(0.06)	(0.03)	(0.31)	-
From net realized gain	(2.49)	(1.39)	(0.24)	(4.01)	(0.80)
Total distributions	(3.75)	(1.45)	(0.27)	(4.32)	(0.80)

Redemption fee proceeds[4]	-	-	-	-	-
Net asset value, end of period	$40.25	$38.65	$33.35	$37.01	$35.98

Total return[5]	14.06%	20.33%	(9.14)%	15.24%	15.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,590,773	$2,693,659	$2,258,987	$1,890,554	$1,179,180

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.03%[6]	1.02%	1.03%[7]	1.12%[8]	1.14%[8,9]
After fees waived and expenses absorbed	1.00%[6]	0.99%	1.00%[7]	1.09%[8]	1.11%[8,9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.33%	1.95%	0.61%	0.02%	0.07%[9]
After fees waived and expenses absorbed	2.36%	1.98%	0.64%	0.06%	0.10%[9]

Portfolio turnover rate	10%	14%	20%	20%	29%[9]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Supra Institutional Class commenced operations on September 4, 2020. The data shown reflects operations for the period September 4, 2020 to December 31, 2020.
[3]	Based on average shares outstanding for the period.
[4]	Amount represents less than $0.01 per share.
[5]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[6]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.
[7]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[8]	For the years ended December 31, 2021 and December 31, 2020, the expense ratio includes short sale dividend expense equal to 0.10% and 0.13% of average net assets, respectively.
[9]	Annualized.

See accompanying Notes to Financial Statements.

14

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1 – Organization

FPA Crescent Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. First Pacific Advisors, LP (the "Adviser"), has served as the Fund's investment adviser since March 1, 1996.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of [each Fund / the Fund] is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

15

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

16

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Special Purpose Acquisition Companies

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund's investments in SPACs will not significantly contribute to the Fund's distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC's assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest's intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. There were no Private Investment in Public Equity (“PIPE”) share purchase commitments for the SPACs the Fund invested in as of December 31, 2024.

17

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

(h) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(j) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

18

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

(k) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.93% plus class-specific administrative service fee of 0.07%, 0.07% and 0.01% of the Fund’s average daily net assets for the Institutional Class, Investor Class and Supra Institutional Class, respectively.

The Adviser has contractually agreed to reimburse operating expenses in excess of 0.05%, 0.15% and 0.05% of the average daily net assets of the Institutional Class, Investor Class and Supra Institutional Class, respectively, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expense, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, through April 30, 2025. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the daily average net assets of the Fund through April 30, 2025. These agreements may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement. For the year ended December 31, 2024, the Adviser waived a portion of its advisory fees totaling $1,904,319.

19

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2024 are reported on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the year ended December 31, 2024, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2024, are reported on the Statement of Operations.

Note 4 –Redemption Liquidity Service Fees

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Fund to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the year ended December 31, 2024 the fees associated with ReFlow are disclosed in the Statement of Operations within redemption liquidity service fees.

20

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 5 – Securities Sold Short

The Fund maintains cash deposits and segregates marketable securities in amounts equal to the current fair value of the securities sold short or the fair value of the securities at the time they were sold short, whichever is greater. The Fund considers cash deposits held in connection with securities sold short to be restricted cash. The restriction will lapse when the related short positions are terminated. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The dividends on securities sold short are reflected as short sale dividend expense.

Note 6 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$7,659,648,832

Gross unrealized appreciation	$3,210,315,486
Gross unrealized depreciation	(416,314,595)

Net unrealized appreciation/(depreciation)	$2,794,000,891

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax have been reclassified to paid-in capital and total distributable earnings/(deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total accumulated earnings/(deficit)
$177,472,011	$(177,472,011)

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$28,943,468
Undistributed long-term capital gains	104,938,724
Tax accumulated earnings	133,882,192

Accumulated capital and other losses	1,270,530
Net Unrealized appreciation/(depreciation) on investments	2,794,000,891
Deferred compensation	(25,289)
Foreign currency translations	(517,029)
Swap value change	(14,541,880)
Total accumulated earnings/(deficit)	$2,914,069,415

21

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023, were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$333,402,961	$12,500,929
Net long-term capital gains	597,659,821	343,774,643
Total distributions paid	$931,062,782	$356,275,572

As of December 31, 2024, the Fund did not have any non-expiring capital loss carryforwards.

During the tax year ended December 31, 2024, the Fund utilized $0 of short-term and $0 of long-term non-expiring capital loss carryforwards, respectively.

Note 7 – Investment Transactions

For the year ended December 31, 2024, purchases and sales of investments, excluding short-term investments, were $706,957,062 and $1,618,668,968, respectively.

Note 8 – Shareholder Servicing Plan

On April 16, 2024, the Board of Trustees (the “Board”) approved a Shareholder Service Plan. Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.25%, and 0.10% of its average daily net assets attributable to the Institutional Class, Investor Class and Supra Institutional Class shares of the Fund, respectively. Prior to April 16, 2024, the Fund made payments to Sub-transfer agents totaling $ 996,859 for Institutional Class and $ 465,644 for Supra Institutional Class shares.  The adoption of the Shareholder Service Plan does not constitute a change to the current fees being paid by Fund shareholders. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the year ended December 31, 2024, shareholder servicing fees incurred were $1,873,434 , and $1,494,684 and $2,575 for Institutional Class, Supra Institutional Class and Investor Class shares, respectively.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.

22

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

As of December 31, 2024, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Company B.V. Senior Exit LC	$26,423,879	$(11,603,892)	$(11,890,745)	$(286,853)	$11,890,745

Note 11 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

23

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient*	Total
Commercial Mortgage-Backed Securities
Non-Agency	$-	$12,410,370	$-	$-	$12,410,370
Convertible Bonds	-	174,028,918	-	-	174,028,918
Corporate Bank Debt	-	5,200,674	19,555,734	-	24,756,408
Corporate Bonds
Financials	-	37,692,002	-	-	37,692,002
U.S. Treasury Notes & Bonds	-	232,083,367	-	-	232,083,367
Closed-End Funds	-	-	5,850,101	-	5,850,101
Common Stocks
Aerospace & Defense	211,561,174	-	-	-	211,561,174
Apparel & Textile Products	-	93,451,144	-	-	93,451,144
Asset Management	133,368,234	-	-	-	133,368,234
Banking	482,019,281	-	-	-	482,019,281
Beverages	330,553,061	-	-	-	330,553,061
Cable & Satellite	400,842,418	-	-	-	400,842,418
Chemicals	219,525,282	-	-	-	219,525,282
Commercial Support Services	83,624,172	-	-	-	83,624,172
Construction Materials	-	298,966,571	-	-	298,966,571
E-Commerce Discretionary	217,490,960	-	-	-	217,490,960
Electric Utilities	14,543,928	-	-	-	14,543,928
Electrical Equipment	249,106,067	-	-	-	249,106,067
Engineering & Construction	-	53,669,078	17,824,266	-	71,493,344
Entertainment Content	-	58,273,315	8,812,580	-	67,085,895
Food	-	33,329,618	-	-	33,329,618
Health Care Facilities & Svcs	60,815,481	-	-	-	60,815,481
Home Construction	11,113,054	-	-	-	11,113,054
Institutional Financial Svcs	193,720,834	-	-	-	193,720,834
Insurance	191,474,302	-	-	-	191,474,302
Internet Media & Services	1,086,032,016	-	-	-	1,086,032,016
Leisure Facilities & Services	165,358,156	-	-	-	165,358,156
Medical Equipment & Devices	49,933,520	-	-	-	49,933,520
Metals & Mining	111,237,521	-	-	-	111,237,521
Oil & Gas Producers	188,393,595	-	-	-	188,393,595
Other Common Stock	29,756,716	24,824,636	-	-	54,581,352
Real Estate Owners & Developers	19,036,186	-	-	-	19,036,186
Reit	141,487,725	-	-	-	141,487,725
Retail - Discretionary	245,711,153	-	-	-	245,711,153
Semiconductors	454,563,561	-	-	-	454,563,561
Technology Hardware	148,906,197	111,916,269	-	-	260,822,466
Technology Services	-	70,895,925	-	-	70,895,925
Telecommunications	21,377,402	-	-	-	21,377,402
Transportation Equipment	58,877,174	-	-	-	58,877,174
Limited Partnerships	-	-	282,400,075	35,032,243	317,432,318
Preferred Stocks
Energy	-	-	1,395,231	-	1,395,231
Warrants (SPAC)	-	-	-	-	-
Short-Term Investments	-	3,360,854,438	-	-	3,360,854,438
	$5,520,429,170	$4,567,596,325	$335,837,987	$35,032,243	$10,458,895,725

Securities Sold Short
Exchange-Traded Funds	$(5,246,002)	$-	$-	$-	$(5,246,002)

Total Return Swaps	$-	$(14,541,880)	$-	$-	$(14,541,880)

*	Investments valued using net asset value per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

24

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning balance at December 31, 2023	Transfers into/(out) of Level 3 during the period	Total realized gain/(loss)	Total change in net unrealized appreciation/ (depreciation)	Accretion of Discount (Amortization of Premium) and Return of Capital	Net purchases	Net sales	Ending Value at December 31, 2024
Corporate Bank Debt	$42,420,738	$13,783,288	$(695,079)	$8,881,248	$(632,560)	$10,974,716	$(55,176,617)	$19,555,734
Closed-End Funds	11,081,900	-	-	(5,231,799)	-	-	-	5,850,101
Common Stocks	8,812,580	17,824,266	-	-	-	-	-	26,636,846
Limited Partnerships	275,884,843	-	2,795,226	29,706,277	(23,191,045)	-	(2,795,226)	282,400,075
Preferred Stocks	4,102,159	-	-	(1,505,354)	(36)	-	(1,201,538)	1,395,231
Warrants (SPAC)	8,670	-	(14,944)	6,274	-	-	-	-
	$342,310,890	$31,607,554	$2,085,203	$31,856,646	$(23,823,641)	$10,974,716	$(59,173,381)	$335,837,987

The change in unrealized gains or losses attributable to Level 3 investments held at December 31, 2024 was $41,276,464.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $31,607,554 out of Level 1 and Level 2 into Level 3. Transfers into Level 3 were due to change in valuation technique from vendor priced to a pricing model based on last executed trade.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024.

25

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Asset Class	Fair Value December 31, 2024	Valuation Methodologies	Unobservable Input	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation From an Increase in Input (1)
Corporate Bank Debt	$19,555,734	Pricing Model(2)	Quotes/Prices	$35 - $65	$47.16	Increase
Closed End Funds	5,850,101	Pricing Model(3)	Last Reported Trade	$1.23	$1.23	Increase
Common Stocks- Long	8,812,580	Most Recent Capitalization (Funding)(4)	Market Discount	25%	25%	Increase
	17,824,266	Pricing Model(5)	Quotes/Prices	$0.05	$0.05	Increase
	0	Asset Approach(6)	Estimated Recovery Proceeds	$0.00	$0.00	Increase
Limited Partnerships	281,953,941	Market Approach(7)	Shipping Broker Valuations	6% - 25%	24%	Increase
	446,134	Discounted NAV(8)	Market Discount	10%	20%	Increase
Preferred Stock	1,395,231	Pricing Model(9)	Quotes/Prices	$1,037.35	$1,037.35	Increase
Warrants	0	Asset Approach(10)	Estimated Recovery Proceeds	$0.00 - $0.00	$0.03	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(3)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(4)	The fair value of the investment is based on capital funding terms and discounted on market trends. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(5)	The Pricing Model technique for Level 3 securities involves the estimated price of the security after an expected post-reverse split and resulting price dilution.
(6)	The Asset Approach technique for Level 3 securities involves the issuance of non-tradable rights with no set exercise date.
(7)	The Discounted Cash Flow valuation technique involves estimating the value of an asset based on discounting a future stream of estimated cash flows using a discount rate determined by the Advisor.
(8)	The NAV provided by the general partner has been discounted for the possible impact from various exit strategies under consideration by the general partner.
(9)	The Pricing Model technique for Level 3 securities involves correlating the fair value of the preferred stock to the parent company's common stock.
(10)	The Asset Approach technique for Level 3 securities involves the projected value of warrants that are pending cancellation.

Note 12 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2024 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$14,541,880

26

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024, are as follows:

	Derivatives not designated as hedging instruments
	Equity Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$9,635,532	$9,635,532

	Equity Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap contracts	$(22,879,871)	$(22,879,871)

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2024 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Swap contracts	Notional amount	$34,410,401

Note 13 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized depreciation on open swap contracts	Nomura	$(14,541,880)	$-	$-	$(14,541,880)

27

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 14 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Shares Held as of December 31, 2023	Beginning Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment
CB&I STS Delaware LLC 12.853% (3-Month Term SOFR+750 basis points), 12/31/2026	38,703,999	$37,929,919	$4,036,241	$(42,740,241)	$-
FPS Holdco LLC	2,073,734	240,622,105	-	-	-
FPS Shelby Holdco I LLC	107,799	8,876,468	-	-	-
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	19,148,815	(9,868,366)	-	(1,738,788)	(695,123)
Lealand Reficar LC Term Loan, 12.365% (3-Month Term SOFR+750 basis points), 6/30/2027	-	-	2,715,291	(2,185,306)	-
McDermott International, Ltd.	56,585,375	5,092,684	1,201,538	-	-
McDermott International, Ltd., 8.000%	26,288	2,987,331	-	(1,201,538)	-
McDermott LC 4.000%, 6/30/2027	21,452,975	10,726,488	4,223,183	(1,246,887)	(1)
McDermott Tanks Escrow LC 10.406%, 12/31/2026	7,265,394	3,632,697	-	(7,265,394)	44
McDermott Technology Americas, Inc., 7.472% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	708,986	-	-	-
McDermott Technology Americas, Inc., 8.471% (1-Month Term SOFR+400 basis points), 12/31/2027	35,242,982	13,744,763	2,324,315	-	-
Sound Holding FP	1,146,250	23,393,851	-	-	-
U.S. Farming Realty Trust II LP	120,000	2,992,419	-	(2,795,226)	2,795,226
Total		$340,839,345	$14,500,568	$(59,173,380)	$2,100,146

Security Description - Continued	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value December 31, 2024	Shares as of December 31, 2024	Income from Affiliated Investments
CB&I STS Delaware LLC 12.853% (3-Month Term SOFR+750 basis points), 12/31/2026	$-	$774,081	$-	$-	-	$10,321,321
FPS Holdco LLC	(21,231,044)	31,736,806	-	251,127,867	2,073,734	14,925,000
FPS Shelby Holdco I LLC	(1,960,000)	1,959,999	-	8,876,467	107,799	588,000
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	(632,555)	1,044,087	-	(11,890,745)	26,423,878	550,264
Lealand Reficar LC Term Loan, 12.365% (3-Month Term SOFR+750 basis points), 6/30/2027	-	(185,495)	-	344,490	529,985	247,848
McDermott International, Ltd.	-	11,530,044	-	17,824,266	356,485,315	-
McDermott International, Ltd., 8.000%	-	(1,785,793)	-	-	-	-
McDermott LC 4.000%, 6/30/2027	(6)	3,615,924	-	17,318,701	31,488,546	3,187,095
McDermott Tanks Escrow LC 10.406%, 12/31/2026	-	3,632,653	-	-	-	735,024
McDermott Technology Americas, Inc., 7.472% (1-Month Term SOFR+300 basis points), 6/30/2027	-	(177,247)	-	531,739	1,074,221	90,421
McDermott Technology Americas, Inc., 8.471% (1-Month Term SOFR+400 basis points), 12/31/2027	(2,802,777)	516,987	-	13,783,288	39,380,822	4,653,789
Sound Holding FP	-	(1,444,244)	-	21,949,607	1,146,250	10,362,100
U.S. Farming Realty Trust II LP	-	(2,546,285)	-	446,134	120,000	-
Total	$(26,626,382)	$48,671,517	$-	$320,311,814		$45,660,862

28

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 15 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2024, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,850,101	0.06%
Cornerstone OnDemand, Inc., 8.340% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,341,129	2,200,337	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,812,580	0.08%
Footpath Ventures SPV IV LP	9/24/2021	15,764,550	12,532,243	0.12%
FPS Holdco LLC	10/17/2018	132,669,406	251,127,867	2.39%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,876,467	0.09%
Jett Texas LLC	12/2/2024	22,500,000	22,500,000	0.21%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	11/12/2019	(11,603,892)	(11,890,745)	-0.11%
Lealand Reficar LC Term Loan 12.365%, (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	529,985	344,490	0.00%
McDermott International, Ltd.	7/1/2020	56,700,448	17,824,266	0.17%
McDermott LC 4.000%, 6/30/2027	12/31/2020	31,488,579	17,318,701	0.17%
McDermott Technology Americas, Inc., 7.472% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,192	531,739	0.01%
McDermott Technology Americas, Inc., 8.471% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	49,531,678	13,783,288	0.13%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	21,949,607	0.21%
U.S. Farming Realty Trust II LP	12/24/2012	-	446,134	0.00%
Vision Solutions, Inc., 8.847% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2,201,154	2,468,598	0.02%
		$333,320,914	$374,675,673	3.57%

29

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 16 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 17 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

30

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 18 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

and the Shareholders of the FPA Crescent Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the FPA Crescent Fund (the “Fund”), a series of Investment Managers Series Trust III, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets, and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023 expressed unqualified opinions on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks, brokers, and others or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

32

FPA Flexible Fixed Income Fund

(Institutional Class: FPFIX)

(Advisor Class: FFIAX)

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

FPA Flexible Fixed Income Fund

A series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Flexible Fixed Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES — 93.0%
	ASSET-BACKED SECURITIES — 31.5%
	AUTO — 5.0%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$941,891
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	710,647
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,037,393
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	904,288
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,173,427
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,338,884
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	742,218
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,444,297
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,184,264
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,175,405
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,453,954
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,436,590
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,126,724
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	809,816
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,038,823
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,492,609
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,724,746
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	931,566
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,927,379
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,600,148
8,239,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	8,368,786
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,337,619
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,972,073
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,742,768
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,186,631
	World Omni Auto Receivables Trust
300,000	Series 2021-B, Class B, 1.040%, 6/15/2027	294,239
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,246,064
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,054,262

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,113,972
		65,511,483
	COLLATERALIZED LOAN OBLIGATION — 4.9%
	ABPCI Direct Lending Fund LLC
2,944,000	Series 2016-1A, Class E2, 13.609% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	2,949,258
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 13.529% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,462,481
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 7.056% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	903,353
5,057,000	Series 2023-2A, Class A1, 7.206% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,177,670
5,734,000	Series 2023-4A, Class A, 7.081% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,870,876
	Cerberus Loan Funding LP
2,236,000	Series 2020-1A, Class D, 10.217% (3-Month Term SOFR+556.161 basis points), 10/15/2031(a),(b)	2,236,637
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 6.468% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,646,332
8,814,000	Series 2017-9A, Class ER, 12.977% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,821,986
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 7.022% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,399,564
4,000,000	Series 2023-67A, Class D, 11.022% (3-Month Term SOFR+650 basis points), 5/9/2036(a),(b)	4,059,704
5,388,000	Series 2019-46A, Class A1R, 6.427% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,438,448
	Ivy Hill Middle Market Credit Fund Ltd.
1,086,000	Series 12A, Class DR, 13.049% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	1,087,184
6,250,000	Series 9A, Class ERR, 12.846% (3-Month Term SOFR+822 basis points), 4/23/2034(a),(b)	6,255,244
5,120,000	Series 20A, Class E, 14.617% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	5,195,510
	Parliament Ltd.
2,646,000	Series 2021-2A, Class D, 8.483% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,646,278

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
	TCP Waterman LLC
$2,429,000	Series 2017-1A, Class ER, 12.943% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	$2,432,109
		64,582,634
	CREDIT CARD — 1.2%
	American Express Credit Account Master Trust
6,191,000	Series 2024-2, Class A, 5.240%, 4/15/2031	6,321,947
	Chase Issuance Trust
8,883,000	Series 2024-A2, Class A, 4.630%, 1/15/2031	8,863,036
		15,184,983
	EQUIPMENT — 11.3%
	Arbor Realty Commercial Real Estate Notes Ltd.
2,486,795	Series 2022-FL1, Class A, 6.047% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	2,483,687
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,068,326
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,588,707
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,133,504
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,728,878
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,750,046
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	7,477,970
	BXMT Ltd.
2,791,298	Series 2021-FL4, Class A, 5.546% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	2,726,230
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	572,889
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	644,576
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,838,864
	Coinstar Funding LLC
2,463,275	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,185,252
	Enterprise Fleet Financing LLC
2,419,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	2,420,950
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	754,818
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,554,006
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,618,222
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,857,465
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,903,992
1,693,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	1,677,728
	Ford Credit Floorplan Master Owner Trust A
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,499,564
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,178,309

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$3,949,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	$3,872,755
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,167,570
6,852,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	6,909,225
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,686,513
	Greystone CRE Notes Ltd.
1,968,753	Series 2021-FL3, Class A, 5.532% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	1,961,986
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,283,544
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,275,317
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	5,904,005
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,379,486
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,211,039
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,690,852
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,355,439
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	884,254
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,039,123
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,446,868
	MF1 Ltd.
1,970,567	Series 2021-FL7, Class A, 5.570% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	1,963,835
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,674,276
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	672,621
3,707,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	3,737,465
	Sunnova Hestia Issuer LLC
730,918	Series 2023-GRID1, Class 1A, 5.750%, 12/20/2050(a)	738,001
1,609,994	Series 2024-GRID1, Class 1A, 5.630%, 7/20/2051(a)	1,619,810
	TRTX Issuer Ltd.
2,280,476	Series 2022-FL5, Class A, 6.032% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	2,276,512
	Verizon Master Trust
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,213,631
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,251,374
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,298,914
4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	4,478,055
		148,656,453

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER — 9.1%
	ABPCI Direct Lending Fund LLC
$1,593,931	Series 2022-2A, Class A1, 6.717% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	$1,591,964
6,660,151	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	6,210,465
	ABPCI Direct Lending Fund Ltd.
1,003,290	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	984,607
2,557,451	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	2,508,269
	American Tower Trust 1
8,058,000	5.490%, 3/15/2028(a)	8,091,759
	Brazos Securitization LLC
707,110	5.014%, 9/1/2031(a)	704,476
	Cleco Securitization LLC
1,508,257	4.016%, 3/1/2031	1,459,238
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	4,059,873
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	3,006,568
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,562,668
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,345,076
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,418,589
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	475,320
	Diamond Issuer LLC
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,540,393
	DTE Electric Securitization Funding II LLC
2,945,320	5.970%, 3/1/2033	3,042,987
	Elm Trust
1,336,596	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	1,310,926
228,891	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	222,837
111,985	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	109,625
397,989	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	385,919
	Golub Capital Partners Funding Ltd.
882,412	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	868,905
607,111	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	595,864
3,008,808	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	2,967,729
1,678,410	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,628,625
4,649,426	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	4,512,780
5,410,086	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	5,174,904
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,199,372
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,388,030

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Kansas Gas Service Securitization I LLC
$5,456,131	5.486%, 8/1/2032	$5,532,518
	MetroNet Infrastructure Issuer LLC
3,800,000	Series 2022-1A, Class A2, 6.350%, 10/20/2052(a)	3,866,558
	Monroe Capital Funding Ltd.
2,093,248	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	2,030,065
718,496	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	701,068
	Monroe Capital Income Plus Funding LLC
3,562,264	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	3,402,543
	Oklahoma Development Finance Authority
1,940,074	4.135%, 12/1/2033	1,862,617
732,947	4.285%, 2/1/2034	710,642
1,659,259	3.877%, 5/1/2037	1,579,907
	PFS Financing Corp.
879,000	Series 2022-C, Class B, 4.390%, 5/15/2027(a)	876,877
5,205,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	5,193,882
	PG&E Recovery Funding LLC
3,737,349	5.045%, 7/15/2032	3,749,264
5,225,000	4.838%, 6/1/2033	5,184,877
	PG&E Wildfire Recovery Funding LLC
3,244,485	4.022%, 6/1/2031	3,180,791
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,287,785
1,767,000	2.328%, 1/15/2028(a)	1,600,843
1,049,000	6.599%, 1/15/2028(a)	1,070,381
	SpringCastle America Funding LLC
751,084	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	693,685
	Texas Electric Market Stabilization Funding N LLC
1,704,336	4.265%, 8/1/2036(a)	1,654,456
	Texas Natural Gas Securitization Finance Corp.
735,963	5.102%, 4/1/2035	735,710
	VCP RRL Ltd.
1,321,148	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	1,264,943
2,083,925	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	1,988,181
3,235,097	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	3,093,516
	Virginia Power Fuel Securitization LLC
8,504,000	4.877%, 5/1/2031	8,504,000

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	WEPCo Environmental Trust Finance LLC
$845,184	Series 2021-1, Class A, 1.578%, 12/15/2035	$723,511
		119,856,388
	TOTAL ASSET-BACKED SECURITIES
	(Cost $412,960,594)	413,791,941
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.2%
	AGENCY — 11.6%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	757,756
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,094,805
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	2,955,439
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,647,819
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	367,356
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,137,375
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,615,710
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,216,308
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,886,745
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,713,154
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,071,952
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,799,190
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,095,522
509,000	Series K088, Class A2, 3.690%, 1/25/2029	490,699
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	4,899,656
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,734,078
669,000	Series K092, Class A2, 3.298%, 4/25/2029	631,458
560,000	Series K093, Class A2, 2.982%, 5/25/2029	522,988
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,386,372
10,437,000	Series K094, Class A2, 2.903%, 6/25/2029	9,641,755
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,422,665
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,255,262
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,395,596
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,232,247
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	3,908,913
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,482,064
894,000	Series K107, Class A2, 1.639%, 1/25/2030	771,946
449,000	Series K105, Class A2, 1.872%, 1/25/2030	392,168
1,718,000	Series K106, Class A2, 2.069%, 1/25/2030	1,517,678
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,127,349
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,079,551
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,022,096
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,633,949
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,803,626

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$258,000	Series K111, Class A2, 1.350%, 5/25/2030	$217,561
1,407,000	Series K114, Class A2, 1.366%, 6/25/2030	1,176,233
564,000	Series K116, Class A2, 1.378%, 7/25/2030	470,955
2,774,000	Series K752, Class A2, 4.284%, 7/25/2030	2,699,506
9,296,000	Series K117, Class A2, 1.406%, 8/25/2030	7,753,273
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,755,947
11,142,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	11,173,716
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,329,708
695,000	Series K110, Class A2, 1.477%, 4/25/2030	593,071
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	843,225
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,653,509
		153,377,951
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,277,106	Series 2015-19, Class IO, 0.294%, 1/16/2057(b)	16,760
731,759	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	14,175
2,068,229	Series 2020-43, Class IO, 1.260%, 11/16/2061(b)	147,122
2,701,445	Series 2020-71, Class IO, 1.101%, 1/16/2062(b)	175,639
5,067,961	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	283,271
3,355,514	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	195,340
		832,307
	NON-AGENCY — 4.5%
	A10 Bridge Asset Financing LLC
315,761	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	308,371
	Arbor Multifamily Mortgage Securities Trust
6,960,000	Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,224,830
	Arbor Realty Commercial Real Estate Notes Ltd.
1,995,051	Series 2022-FL2, Class A, 6.247% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	1,996,297
	BBCMS Trust
542,233	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	518,439
	Benchmark 2024-V11 Mortgage Trust
2,591,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	2,665,722
	BMO 2024-5C7 Mortgage Trust
2,581,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	2,615,124
	BMO 2024-5C8 Mortgage Trust
1,258,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	1,278,469
	BX Commercial Mortgage Trust
1,410,000	Series 2021-VOLT, Class E, 6.512% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	1,406,476

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$2,319,000	Series 2021-VOLT, Class F, 6.912% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	$2,314,654
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,625,708
	Hawaii Hotel Trust
1,384,000	Series 2019-MAUI, Class C, 6.345% (1-Month Term SOFR+194.701 basis points), 5/15/2038(a),(b)	1,383,999
	JPMBB Commercial Mortgage Securities Trust
510,292	Series 2015-C31, Class A3, 3.801%, 8/15/2048	505,214
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,583,390
	Progress Residential Trust
1,848,000	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	1,677,732
1,416,030	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,267,266
1,257,953	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	1,130,252
723,115	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	644,575
4,123,544	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,749,669
2,117,000	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	1,928,829
9,800,000	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	8,952,788
	ROCK Trust 2024-CNTR
4,311,000	Series 2024-CNTR, Class A, 5.388%, 11/13/2041(a)	4,262,074
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,681,063
		58,720,941
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $212,676,561)	212,931,199
	CORPORATE BANK DEBT — 0.3%
	Capstone Acquisition Holdings, Inc. Term Loan
1,842,178	8.957% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,775,825
	JC Penney Corp., Inc.
471,013	5.568% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
405,491	5.250%, 6/30/2027(b),(c),(d),(e),(g),(h)	(141,922)
	McDermott Technology Americas, Inc.
13,227	8.472% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	4,629
	WH Borrower LLC, Term Loan B
2,762,175	10.147% (3-Month Term SOFR+550 basis points), 2/16/2027(b),(c),(e)	2,770,821
	TOTAL CORPORATE BANK DEBT
	(Cost $4,463,065)	4,409,400

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	CORPORATE BONDS — 3.9%
	COMMUNICATIONS — 0.8%
$2,633,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.375%, 9/1/2029(a)	$2,603,378
1,119,000	Consolidated Communications, Inc. 6.500%, 10/1/2028(a)	1,070,044
2,000,000	DISH Network Corp. 11.750%, 11/15/2027(a)	2,112,500
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	3,056,250
1,636,000	6.000%, 1/15/2030(a)	1,632,581
		10,474,753
	CONSUMER DISCRETIONARY — 0.2%
	Air Canada Pass-Through Trust
1,741,006	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,603,989
979,000	VT Topco, Inc. 8.500%, 8/15/2030(a)	1,033,844
		2,637,833
	FINANCIALS — 2.6%
3,644,000	Apollo Debt Solutions BDC Senior Notes 8.620%, 9/28/2028(d),(e)	3,644,000
5,727,000	Blue Owl Credit Income Corp. 7.950%, 6/13/2028	6,058,812
5,000,000	Hlend Senior Notes 8.170%, 3/15/2028(d),(e)	5,000,000
2,981,000	HPS Corporate Lending Fund 6.750%, 1/30/2029(a)	3,058,068
10,563,000	Midcap Financial Issuer Trust 6.500%, 5/1/2028(a)	10,298,925
4,032,000	Oaktree Strategic Credit Fund 8.400%, 11/14/2028	4,319,881
1,557,000	OCREDIT BDC Senior Notes 7.770%, 3/7/2029(d),(e)	1,557,000
		33,936,686
	HEALTH CARE — 0.3%
	Heartland Dental LLC/Heartland Dental Finance Corp.
4,410,000	10.330% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(e)	4,669,087
	TOTAL CORPORATE BONDS
	(Cost $50,214,976)	51,718,359
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 20.7%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
54,000	Series 2012-144, Class PD, 3.500%, 4/25/2042	52,413

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
	Freddie Mac REMICS
$111,600	Series 4162, Class P, 3.000%, 2/15/2033	$107,442
		159,855
	AGENCY POOL ADJUSTABLE RATE — 1.6%
	Fannie Mae Pool
334,540	1.727% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	292,913
2,918,780	1.971% (30-Day SOFR Average+207.1 basis points), 8/1/2051(b)	2,571,081
233,753	1.609% (30-Day SOFR Average+209.5 basis points), 9/1/2051(b)	202,907
1,554,137	1.953% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,363,313
2,619,165	1.890% (30-Day SOFR Average+233.2 basis points), 4/1/2052(b)	2,292,466
	Freddie Mac Non Gold Pool
993,749	1.668% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	865,605
1,386,563	2.563% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,237,637
912,449	2.539% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	814,548
9,343,992	2.156% (30-Day SOFR Average+217.7 basis points), 7/1/2052(b)	8,209,898
1,221,899	3.343% (30-Day SOFR Average+221.3 basis points), 11/1/2052(b)	1,128,921
1,348,631	2.163% (30-Day SOFR Average+217.8 basis points), 5/1/2053(b)	1,185,185
		20,164,474
	AGENCY POOL FIXED RATE — 15.6%
	Fannie Mae Pool
7,867,869	1.500%, 12/1/2035	6,809,182
2,060,995	1.500%, 12/1/2035	1,777,875
984,277	1.500%, 3/1/2036	850,604
2,619,863	1.000%, 4/1/2036	2,194,271
636,408	1.500%, 4/1/2036	548,388
2,576,533	1.500%, 4/1/2036	2,220,177
1,878,862	1.500%, 5/1/2036	1,619,000
4,127,740	1.500%, 6/1/2036	3,556,840
897,751	1.500%, 6/1/2036	773,585
1,589,732	1.500%, 7/1/2036	1,369,859
11,381,532	1.500%, 8/1/2036	9,835,826
823,298	1.500%, 8/1/2036	708,142
1,409,212	1.500%, 9/1/2036	1,212,105
3,447,681	1.500%, 10/1/2036	2,965,451
14,937,436	1.000%, 12/1/2036	12,406,354
18,471,736	1.000%, 3/1/2037	15,341,782
9,670,779	1.500%, 3/1/2037	8,333,230
7,251,480	1.500%, 8/1/2037	6,237,209
1,830,767	2.000%, 6/1/2040	1,541,553
680,687	2.000%, 9/1/2040	572,586
733,823	2.000%, 10/1/2040	616,974

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$464,873	1.500%, 11/1/2040	$377,641
733,282	2.000%, 11/1/2040	616,148
1,901,084	1.500%, 12/1/2040	1,543,115
704,312	1.500%, 2/1/2041	570,796
717,072	1.500%, 3/1/2041	580,745
1,699,780	2.500%, 5/1/2041	1,464,740
1,022,157	2.000%, 7/1/2041	853,484
9,540,987	2.000%, 9/1/2041	8,009,069
6,783,499	1.500%, 10/1/2041	5,458,798
10,058,417	1.500%, 11/1/2041	8,088,741
931,883	1.500%, 3/1/2042	749,865
2,414,510	2.000%, 8/1/2042	2,010,724
8,033,170	2.000%, 8/1/2042	6,664,654
3,462,543	3.500%, 4/1/2044	3,146,876
5,443,158	4.000%, 6/1/2045	5,143,731
1,178,381	4.000%, 7/1/2046	1,112,007
1,340,523	4.000%, 10/1/2046	1,264,626
738,356	4.000%, 10/1/2046	697,761
1,126,877	4.000%, 3/1/2048	1,061,989
	Freddie Mac Pool
10,474,838	1.500%, 11/1/2035	9,065,362
1,025,748	1.500%, 11/1/2035	884,840
3,744,705	1.500%, 1/1/2036	3,236,143
479,564	1.500%, 4/1/2036	413,236
1,349,084	1.000%, 5/1/2036	1,130,055
791,822	1.500%, 5/1/2036	682,306
1,893,952	1.500%, 6/1/2036	1,627,859
931,931	1.000%, 7/1/2036	777,712
3,334,580	1.500%, 8/1/2036	2,873,380
1,352,892	1.000%, 10/1/2036	1,133,036
2,502,732	1.500%, 10/1/2036	2,152,673
9,671,448	1.500%, 10/1/2036	8,357,985
746,303	1.500%, 11/1/2036	644,949
2,892,895	2.000%, 6/1/2040	2,436,127
641,163	2.000%, 8/1/2040	539,588
401,905	4.000%, 10/1/2040	380,183
362,361	1.500%, 11/1/2040	294,376
367,909	4.000%, 11/1/2040	348,194
824,835	2.000%, 12/1/2040	692,039
546,674	1.500%, 2/1/2041	443,371
4,746,386	1.500%, 3/1/2041	3,843,485
1,439,327	1.500%, 3/1/2041	1,165,455
1,400,821	1.500%, 4/1/2041	1,133,456

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$3,492,507	1.500%, 5/1/2041	$2,821,898
5,640,234	1.500%, 6/1/2041	4,553,212
1,510,866	1.500%, 10/1/2041	1,214,845
576,291	1.500%, 11/1/2041	465,567
1,186,292	1.500%, 11/1/2041	953,232
8,853,174	1.500%, 12/1/2041	7,109,686
4,908,451	1.500%, 12/1/2041	3,974,738
714,240	1.500%, 1/1/2042	575,629
4,347,426	2.000%, 5/1/2042	3,620,393
2,929,450	2.000%, 8/1/2042	2,439,549
2,998,310	2.000%, 8/1/2042	2,502,694
		205,393,756
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
45,691	Series 284, Class 1, 0.000%, 7/25/2027	43,201

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 3.5%
	GS Mortgage-Backed Securities Trust
955,193	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	835,877
2,743,750	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	2,395,048
4,166,465	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,629,812
992,382	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	859,015
1,900,325	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	1,688,519
9,882,418	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	8,523,499
	J.P. Morgan Mortgage Trust
713,202	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	625,658
2,285,609	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,943,642
6,147,900	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,361,655
7,652,097	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	6,687,719
2,153,815	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	1,885,000
586,554	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	510,333
421,547	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	365,524
3,888,110	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,444,509
	Pretium Mortgage Credit Partners LLC
1,054,979	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	982,297
	Towd Point Mortgage Trust
209,531	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	205,291
4,020,119	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	3,783,526
637,756	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	564,994

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$1,685,540	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	$1,578,712
		45,870,630
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $272,197,495)	271,631,916
	U.S. TREASURY NOTES & BONDS — 20.4%
	U.S. Treasury Note
96,545,000	4.000%, 7/31/2029	95,054,075
7,334,000	3.625%, 8/31/2029	7,103,553
12,819,000	3.500%, 9/30/2029	12,338,896
19,610,000	4.125%, 10/31/2029	19,390,841
39,810,000	4.125%, 11/30/2029	39,371,652
84,399,000	4.375%, 12/31/2029	84,372,186
10,896,000	4.625%, 9/30/2030	11,000,529
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $271,763,264)	268,631,732
	TOTAL BONDS & DEBENTURES
	(Cost $1,224,275,955)	1,223,114,547

Number
of Shares
	COMMON STOCKS — 0.2%
	REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(e)	716,285
	SOFTWARE — 0.0%
11,258	Windstream Holdings, Inc.(d)	219,531
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.*,(d),(e)	1,505,840
	TOTAL COMMON STOCKS
	(Cost $1,928,416)	2,441,656
	SHORT-TERM INVESTMENTS — 6.1%
	MONEY MARKET INVESTMENTS — 0.9%
11,627,909	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.37%(j)	11,627,909

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	TREASURY BILLS — 5.2%
$68,273,000	U.S. Treasury Bill, 4.25%, 1/9/2025(k)	$68,209,506
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $79,837,415)	79,837,415

	TOTAL INVESTMENTS — 99.3%
	(Cost $1,306,041,786)	1,305,393,618
	Other Assets in Excess of Liabilities — 0.7%	9,745,541
	TOTAL NET ASSETS — 100.0%	$1,315,139,159

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $443,898,021, which represents 33.75% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(e)	Restricted securities. These restricted securities constituted 1.63% of total net assets at December 31, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(f)	Security is in default.
(g)	As of December 31, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 8 of the Notes to Financial Statements for further information on these commitments and contingencies.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024

Assets:
Investments, at value (cost $1,306,041,786)	$1,305,393,618
Cash	6,862
Receivables:
Investment securities sold	2,715,646
Fund shares sold	2,655,413
Dividends and interest	7,273,608
Prepaid expenses	101,361
Total assets	1,318,146,508

Liabilities:
Payables:
Fund shares redeemed	2,345,671
Advisory fees	442,896
Shareholder servicing fees (Note 6)	115,847
Fund services fees	44,845
Auditing fees	16,000
Shareholder reporting fees	13,169
Legal fees	7,010
Trustees' deferred compensation (Note 3)	4,382
Trustees' fees and expenses	2,982
Chief Compliance Officer fees	1,657
Accrued other expenses	12,890
Total liabilities	3,007,349
Commitments and contingencies (Notes 3 and 8)
Net Assets	$1,315,139,159

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$1,323,369,103
Total distributable earnings (accumulated deficit)	(8,229,944)
Net Assets	$1,315,139,159

Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$1,250,080,944
Shares of beneficial interest issued and outstanding	124,060,686
Redemption price per share	10.08

Advisor Class Shares:
Net assets applicable to shares outstanding	$65,058,215
Shares of beneficial interest issued and outstanding	6,458,615
Redemption price per share	$10.07

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Investment income:
Interest	$63,528,919
Dividends	119,936
Total investment income	63,648,855

Expenses:
Advisory fees	5,836,876
Shareholder servicing fees - Institutional Class (Note 6)	764,114
Shareholder servicing fees - Advisor Class (Note 6)	56,994
Fund services fees	387,629
Shareholder reporting fees	64,931
Registration fees	49,637
Trustees' fees and expenses	39,481
Legal fees	26,440
Insurance fees	25,663
Auditing fees	16,935
Miscellaneous	11,066
Chief Compliance Officer fees	4,142
Total expenses	7,283,908
Advisory fees waived	(802,310)
Net expenses	6,481,598
Net investment income (loss)	57,167,257

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	305,556
Total realized gain (loss)	305,556
Net change in unrealized appreciation (depreciation) on:
Investments	566,008
Net change in unrealized appreciation (depreciation)	566,008
Net realized and unrealized gain (loss)	871,564

Net Increase (Decrease) in Net Assets from Operations	$58,038,821

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$57,167,257	$41,171,837
Total realized gain (loss) on investments	305,556	(7,223,180)
Net change in unrealized appreciation (depreciation) on investments	566,008	36,963,828
Net increase (decrease) in net assets resulting from operations	58,038,821	70,912,485

Distributions to Shareholders:
Distributions:
Institutional Class	(53,343,853)	(38,390,291)
Advisor Class	(2,840,087)	(1,690,759)
Total distributions to shareholders	(56,183,940)	(40,081,050)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	516,543,240	412,773,234
Advisor Class	34,149,517	60,510,395
Reinvestment of distributions:
Institutional Class	43,651,502	31,521,691
Advisor Class	1,004,808	498,920
Cost of shares redeemed:
Institutional Class	(220,696,475)	(249,382,045)
Advisor Class	(19,113,261)	(14,406,012)
Net increase (decrease) in net assets from capital transactions	355,539,331	241,516,183

Total increase (decrease) in net assets	357,394,212	272,347,618

Net Assets:
Beginning of period	957,744,947	685,397,329
End of period	$1,315,139,159	$957,744,947
Capital Share Transactions:
Shares sold:
Institutional Class	51,032,150	42,016,261
Advisor Class	3,371,824	6,177,559
Shares reinvested:
Institutional Class	4,327,415	3,216,171
Advisor Class	99,631	50,873
Shares redeemed:
Institutional Class	(21,836,219)	(25,424,911)
Advisor Class	(1,885,848)	(1,467,314)
Net increase (decrease) in capital share transactions	35,108,953	24,568,639

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Year Ended
	December 31,
	2024	2023	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$10.04	$9.68	$10.24	$10.29	$10.13
Income from Investment Operations:
Net investment income (loss)[2]	0.50	0.50	0.29	0.20	0.27
Net realized and unrealized gain (loss)	0.02	0.34	(0.57)	(0.02)	0.20
Total from investment operations	0.52	0.84	(0.28)	0.18	0.47

Less Distributions:
From net investment income	(0.48)	(0.48)	(0.28)	(0.20)	(0.27)
From net realized gain	-	-	-	(0.03)	(0.04)
Total distributions	(0.48)	(0.48)	(0.28)	(0.23)	(0.31)
Net asset value, end of period	$10.08	$10.04	$9.68	$10.24	$10.29

Total return[3]	5.29%	9.02%	(2.82)%	1.77%	4.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,250,081	$908,830	$684,315	$666,786	$332,377

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.62%	0.63%	0.67%	0.71%	0.77%
After fees waived and expenses absorbed	0.55%[4]	0.54%[5]	0.51%	0.49%	0.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.83%	4.97%	2.75%	1.69%	2.25%
After fees waived and expenses absorbed	4.90%	5.06%	2.91%	1.91%	2.63%

Portfolio turnover rate	58%	55%	31%	35%	39%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.554% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.55%.
[5]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.52%.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the			For the
	Year Ended			Period Ended
	December 31,			December 31,
	2024	2023	2022[1]	2021[1,2]
Net asset value, beginning of period	$10.04	$9.68	$10.24	$10.32
Income from Investment Operations:
Net investment income (loss) [3]	0.49	0.49	0.34	0.13
Net realized and unrealized gain (loss)	0.02	0.34	(0.63)	(0.05)
Total from investment operations	0.51	0.83	(0.29)	0.08

Less Distributions:
From net investment income	(0.48)	(0.47)	(0.27)	(0.13)
From net realized gain	-	-	-	(0.03)
Total distributions	(0.48)	(0.47)	(0.27)	(0.16)
Net asset value, end of period	$10.07	$10.04	$9.68	$10.24

Total return[4]	5.16%	8.86%	(2.79)%	0.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,058	$48,915	$1,083	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.65%	0.68%	0.70%	3.06%[5]
After fees waived and expenses absorbed	0.60%[6]	0.59%[7]	0.56%	0.59%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.80%	4.93%	3.32%	(0.69)%[5]
After fees waived and expenses absorbed	4.85%	5.02%	3.45%	1.79%[5]

Portfolio turnover rate	58%	55%	31%	35	%5

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Advisor Class commenced operations on April 16, 2021. The data shown reflects operations for the period April 16, 2021 to December 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Annualized.
[6]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.604% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.60%.
[7]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.57%.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1 – Organization

FPA Flexible Fixed Income Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total return, which includes income and capital appreciation, while considering capital preservation. First Pacific Advisors, LP (the "Adviser") has served as the Fund's investment adviser since December 31, 2018.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. Effective May 1, 2024, the Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) do not exceed 0.604% and 0.554% of the Fund’s average daily net assets for the one-year period ending April 30, 2025 for the Advisor Class and Institutional Class, respectively. Prior to May 1, 2024, the limit of the annual operating expenses were 0.60% and 0.55% for the Advisor Class and Institutional Class, respectively.

For the year ended December 31, 2024, the Adviser waived a portion of its advisory fees totaling $ 802,310 for the Fund. Beginning May 1, 2024, any expenses reimbursed to the Fund by the Adviser during any of the previous 36 months may be recouped by the Adviser, provided the Fund’s Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class and 0.74% of the average net assets of the Fund attributable to the Advisor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Advisory Agreement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Adviser may recapture all or a portion of this amount no later than dates stated below:

December 31, 2025	$1,171,116
December 31, 2026	774,947
December 31, 2027	802,310
Total	$2,748,373

UMB Fund Services, Inc. ("UMBFS") serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2024, are reported as fund services fees on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the year ended December 31, 2024, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2024 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,305,274,919

Gross unrealized appreciation	$12,327,274
Gross unrealized depreciation	(12,208,575)

Net unrealized appreciation/(depreciation)	$118,699

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax have been reclassified to paid-in capital and total distributable earnings/(deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total distributable earnings/(deficit)
$350	$(350)

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,275,449
Undistributed long-term capital gains	-
Tax accumulated earnings	1,275,449

Accumulated capital and other losses	(9,619,710)
Unrealized appreciation/(depreciation) on investments	118,699
Deferred compensation	(4,382)
Total accumulated earnings/(deficit)	$(8,229,944)

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023, were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$56,183,940	$40,081,050
Net long-term capital gains	-	-
Total distributions paid	$56,183,940	$40,081,050

As of December 31, 2024, the Fund had non-expiring capital loss carryforwards as follows:

2024
Short-term	$3,396,799
Long-term	6,215,763
Total capital loss carryforwards	$9,612,562

During the tax year ended December 31, 2024, the Fund utilized $0 of short-term and $1,471,844 of long-term non-expiring capital loss carryforwards, respectively.

Note 5 – Investment Transactions

For the year ended December 31, 2024, purchases and sales of investments, excluding short-term investments, were $935,627,427 and $612,983,944, respectively.

Note 6 – Shareholder Servicing Plan

On April 16, 2024, the Board of Trustees (the “Board”) approved a Shareholder Service Plan. Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10% and 0.15% of its average daily net assets attributable to Institutional Class and Advisor Class shares of the Fund, respectively. Prior to April 16, 2024, the Fund made payments to Sub-transfer agents totaling $168,643 for Institutional Class and $17,240 for Advisor Class shares. The adoption of the Shareholder Service Plan does not constitute a change to the current fees being paid by Fund shareholders. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the year ended December 31, 2024, shareholder servicing fees incurred were $595,471 and $39,754 for Institutional Class and Advisor Class shares, respectively.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2024, the total unfunded amount was 0.03% of the Fund’s net assets.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

As of December 31, 2024, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$405,491	$(706)	$(141,922)	$(141,216)	$405,491

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	$-	$65,511,483	$-	$65,511,483
Collateralized Loan Obligation	-	64,582,634	-	64,582,634
Credit Card	-	15,184,983	-	15,184,983
Equipment	-	148,656,453	-	148,656,453
Other	-	119,856,388	-	119,856,388
Commercial Mortgage-Backed Securities
Agency	-	153,377,951	-	153,377,951
Agency Stripped	-	832,307	-	832,307
Non-Agency	-	58,720,941	-	58,720,941
Corporate Bank Debt	-	2,770,821	1,638,579	4,409,400
Corporate Bonds
Communications	-	10,474,753	-	10,474,753
Consumer Discretionary	-	2,637,833	-	2,637,833
Financials	-	23,735,686	10,201,000	33,936,686
Health Care	-	4,669,087	-	4,669,087
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	159,855	-	159,855
Agency Pool Adjustable Rate	-	20,164,474	-	20,164,474
Agency Pool Fixed Rate	-	205,393,756	-	205,393,756
Agency Stripped	-	43,201	-	43,201
Non-Agency Collateralized Mortgage Obligation	-	45,870,630	-	45,870,630
U.S. Treasury Notes & Bonds	-	268,631,732	-	268,631,732
Common Stocks
Real Estate Services	716,285	-	-	716,285
Software	-	-	219,531	219,531
Transportation & Logistics	-	-	1,505,840	1,505,840
Short-Term Investments	11,627,909	68,209,506	-	79,837,415
	$12,344,194	$1,279,484,474	$13,564,950	$1,305,393,618

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning value December 31, 2023	Transfers In/(out) of Level 3 during the period	Total Realized gain/loss	Total Change in unrealized appreciation/ depreciation	Amortization of Discount (Amortization of Premium)	Net Purchases	Net Sales	Ending Value at December 31, 2024
Asset-Backed Securities	$1,465,714	$-	$-	$-	$-	$-	$(1,465,714)	$-
Common Stocks	1,612,791	-	-	112,580	-	-	-	1,725,371
Corporate Bank Debt	1,598,534	(1,832,125)	(6,269)	281,733	215	1,843,075	(246,584)	1,638,579
Corporate Bonds	11,184,915	(2,562,668)	-	21,753	-	1,557,000	-	10,201,000
	$15,861,954	$(4,394,793)	$(6,269)	$416,066	$215	$3,400,075	$(1,712,298)	$13,564,950

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The change in unrealized gains or losses attributable to Level 3 investments held at December 31, 2024 was $78,924.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $4,394,793 out of Level 3. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024.

Financial Assets	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price	Impact to Valuation From an Increase in Input(1)
Common Stocks	$1,505,840	Pricing Model(2)	Last Reported Trade	$20.00	$20.00	Increase
	219,531	Pricing Model(3)	Quotes/Prices	$19.50	$19.50	Increase
Corporate Bank Debt	1,775,825	Third-Party Broker Quote(4)	Quotes/Prices	$96.40	$96.40	Increase
	47	Asset Approach(5)	Estimated Recovery Proceeds	$0.01	$0.01	Increase
	(137,293)	Pricing Model(3)	Quotes/Prices	$35.00 - $65.00	$64.05	Increase
Corporate Bonds & Notes	10,201,000	Pricing Model(6)	Cost	$100.00	$100.00	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(3)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(4)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(5)	The Asset Approach technique for Level 3 securities involves the potential of likelihood of future bankruptcy distributions.
(6)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

Note 10 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

As of December 31, 2024, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 09/28/2028	8/10/2023	$3,644,000	$3,644,000	0.28%
Capstone Acquisition Holdings, Inc. Term Loan, 8.957% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	1,832,327	1,775,825	0.14%
Copper Property CTL Pass Through Trust	3/11/2019	939,850	716,285	0.05%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.330% (1-Month Term SOFR+500 basis points), 04/30/2028	5/5/2023	4,368,777	4,669,087	0.36%
Hlend Senior Notes, 8.170%, 03/15/2028	2/16/2023	5,000,000	5,000,000	0.38%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 06/23/2025	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 06/30/2027	2/28/2020	(706)	(141,922)	-0.01%
McDermott Technology Americas, Inc., 8.472% (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	6,145	4,629	0.00%
OCREDIT BDC Senior Notes, 7.770%, 03/07/2029	2/22/2024	1,557,000	1,557,000	0.12%
PHI Group, Inc.	8/19/2019	615,785	1,505,840	0.10%
WH Borrower LLC, Term Loan B, 10.147% (3-Month Term SOFR+550 basis points), 02/16/2027	2/9/2022	2,625,299	2,770,821	0.21%
		$20,588,477	$21,501,612	1.63%

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

and the Shareholders of the FPA Flexible Fixed Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the FPA Flexible Fixed Income Fund (the “Fund”), a series of Investment Managers Series Trust III, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets, and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023 expressed unqualified opinions on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks, brokers, and others or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2023.

(a)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025